Inventory	12 Months Ended
Dec. 31, 2011
Inventory [Abstract]
Inventory

3. Inventory

Inventories consisted of the following at December 31, 2010 and 2011, respectively:

	December 31,
	2010	2011
Raw materials	$119,914	$62,704
Work in process	14,284	6,586
Finished goods	552,066	375,087

	$686,264	$444,377